Submission	Sep. 26, 2024
Submission [Line Items]
Central Index Key	0001728205
Registrant Name	Piedmont Lithium Inc.
Registration File Number	333-282115
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES